DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS July 31, 2023
(Unaudited)
Shares	Description	Value
Common Stocks & MLP Interests—136.7%
	■ Electric, Gas and Water—80.5%
289,990	Alliant Energy Corp.	$15,584,063
235,660	Ameren Corp. (1)	20,188,992
134,810	American Electric Power Co., Inc. (1)	11,423,799
2,340,225	APA Group (Australia)(1)	15,719,291
111,800	Atmos Energy Corp. (1)	13,607,178
674,000	CenterPoint Energy, Inc. (1)	20,280,660
297,000	CMS Energy Corp. (1)	18,137,790
206,000	DTE Energy Co. (1)	23,545,800
214,300	Duke Energy Corp. (1)	20,062,766
125,600	Edison International (1)	9,038,176
1,519,000	EDP - Energias de Portugal S.A. (Portugal)(1)	7,098,097
236,200	Emera, Inc. (Canada)	9,581,267
110,000	Entergy Corp. (1)	11,297,000
101,500	Evergy, Inc. (1)	6,086,955
691,000	Iberdrola S.A. (Spain)(1)	8,627,012
423,000	NextEra Energy, Inc. (1)	31,005,900
333,117	OGE Energy Corp. (1)	12,042,180
75,000	Orsted AS (Denmark)(1)	6,542,332
939,000	PG&E Corp. (1)(2)	16,535,790
530,235	PPL Corp. (1)	14,597,370
189,000	Public Service Enterprise Group, Inc. (1)	11,929,680
254,000	RWE AG (Germany)(1)	10,927,953
175,000	Severn Trent plc (United Kingdom)	5,735,933
196,300	WEC Energy Group, Inc. (1)	17,639,518
245,300	Xcel Energy, Inc. (1)	15,387,669
		352,623,171
	■ Highways & Railtracks—4.6%
4,762,445	Atlas Arteria Ltd. (Australia)(1)	20,089,307
	■ Integrated Telecommunication Services—0.9%
262,000	AT&T, Inc. (1)	3,804,240
Shares	Description	Value
	■ Multi-Utilities—5.2%
400,000	NiSource, Inc.	$11,136,000
78,200	Sempra (1)	11,653,364
		22,789,364
	■ Oil & Gas Storage, Transportation and Production—35.3%
138,000	Cheniere Energy, Inc. (1)	22,336,680
202,000	DT Midstream, Inc. (1)	10,811,040
1,914,185	Energy Transfer LP (1)	25,439,519
514,000	EnLink Midstream LLC (1)	5,962,400
754,000	Enterprise Products Partners LP	19,988,540
556,575	MPLX LP (1)	19,763,978
213,265	Pembina Pipeline Corp. (Canada)	6,752,219
600,000	Plains All American Pipeline LP	8,928,000
238,000	Targa Resources Corp.	19,513,620
434,147	Williams Cos., Inc. (The) (1)	14,956,364
		154,452,360
	■ Railroads—7.8%
59,770	Canadian National Railway Co. (Canada)	7,245,014
201,000	Canadian Pacific Kansas City Ltd. (Canada)	16,538,505
45,000	Union Pacific Corp. (1)	10,440,900
		34,224,419
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2023
(Unaudited)
Shares	Description	Value
	■ Telecom Tower REITs—2.4%
32,500	American Tower Corp. (1)	$6,185,075
39,000	Crown Castle, Inc. (1)	4,223,310
		10,408,385
	Total Common Stocks & MLP Interests (Cost $544,253,966)	598,391,246
TOTAL INVESTMENTS—136.7% (Cost $544,253,966)		598,391,246
	Secured borrowings—(30.8)%	(135,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(8.0)%	(35,000,000)
	Other assets less other liabilities—2.1%	9,392,840
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$437,784,086
(1)	All or a portion of securities is segregated as collateral for borrowings. The value of securities segregated as collateral is $338,240,539.
(2)	Non-income producing.
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2023
(Unaudited)
Sector Allocation*
Electric, Gas and Water	59%
Oil & Gas Storage, Transportation and Production	26
Railroads	6
Multi-Utilities	4
Highways & Railtracks	3
Telecom Tower REITs	2
Total	100%

Country Weightings*
United States	81%
Canada	7
Australia	6
Germany	2
Portugal	1
Spain	1
Denmark	1
United Kingdom	1
Total	100%

Currency Exposure*
United States Dollar	81%
Canadian Dollar	7
Australian Dollar	6
Euro	4
Danish Krone	1
United Kingdom Pound Sterling	1
Total	100%

* Percentages are based on total investments rather than net assets applicable to common stock.
The accompanying notes are an integral part of these financial statements.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2023
(Unaudited)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2023:
Level 1
Common stocks & MLP interests	$598,391,246
Total investments	$598,391,246
There were no Level 2 or Level 3 priced securities held and there were no transfers into or out of Level 3.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.
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